Payroll and social security liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Social security payable	$ 567	$ 1,454
Non-current payroll and social security liabilities	567	1,454
Current
Salaries payable	8,353	4,077
Social security payable	8,060	4,821
Provision for vacations	15,707	13,314
Provision for bonuses	6,662	10,523
Current payroll and social security liabilities	38,782	32,735
Total payroll and social security liabilities	$ 39,349	$ 34,189